Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings per share
Earnings per share
Basic EPS is calculated by dividing net income by the weighted average number of our ordinary shares outstanding, which excludes 2,429,442, 3,007,752 and 3,426,810 shares of unvested restricted stock as of December 31, 2018, 2017 and 2016, respectively. For the calculation of diluted EPS, the weighted average of our ordinary shares outstanding for basic EPS is adjusted by the effect of dilutive securities provided under our equity compensation plans. The number of shares excluded from diluted shares outstanding was 90,929, 509,677 and 152,314 for the years ended December 31, 2018, 2017 and 2016, respectively, because the effect of including those shares in the calculation would have been anti-dilutive.
The computations of basic and diluted EPS for the years ended December 31, 2018, 2017 and 2016 were as follows:

	Year Ended December 31,
	2018	2017	2016
Net income for the computation of basic EPS	$1,015,632	$1,076,151	$1,046,630
Weighted average ordinary shares outstanding—basic	145,162,220	161,059,552	185,514,370
Basic EPS	$7.00	$6.68	$5.64

	Year Ended December 31,
	2018	2017	2016
Net income for the computation of diluted EPS	$1,015,632	$1,076,151	$1,046,630
Weighted average ordinary shares outstanding—diluted	148,706,266	167,287,508	189,682,036
Diluted EPS	$6.83	$6.43	$5.52

The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of December 31, 2018, 2017 and 2016 were as follows:

	As of December 31,
	2018	2017	2016
	Number of ordinary shares
Ordinary shares issued	151,847,345	167,847,345	187,847,345
Treasury shares	(9,172,681)	(14,855,244)	(11,600,191)
Ordinary shares outstanding	142,674,664	152,992,101	176,247,154
Shares of unvested restricted stock	(2,429,442)	(3,007,752)	(3,426,810)
Ordinary shares outstanding, excluding shares of unvested restricted stock	140,245,222	149,984,349	172,820,344